Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 21,132
Comprehensive income attributable to Shell plc shareholders	19,276		$ 44,333	$ 26,235
Repurchases of shares	(14,571)	[1]	(18,547)	(3,513)
Ending balance	21,145		21,132
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	21,132		18,909	12,752
Comprehensive income attributable to Shell plc shareholders	(83)		2,024	6,134
Transfer from other comprehensive income	(112)		(34)	(45)
Repurchases of shares	40	[1]	57	10
Share-based compensation	168		176	58
Ending balance	21,145		21,132	18,909
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,298		37,298	37,298
Ending balance	37,298		37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154		154	154
Ending balance	154		154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	196		139	129
Repurchases of shares	40		57	10
Ending balance	236		196	139
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,140		964	906
Share-based compensation	168		176	58
Ending balance	1,308		1,140	964
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(17,656)		(19,646)	(25,735)
Comprehensive income attributable to Shell plc shareholders	(83)		2,024	6,134
Transfer from other comprehensive income	(112)		(34)	(45)
Ending balance	$ (17,851)		$ (17,656)	$ (19,646)

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 26)